NONCONTROLLING INTEREST (Details 2)	12 Months Ended
Jun. 30, 2022 $ / shares shares
Canceled	0
Weighted average contractual term [Member]
Weighted average contractual term, beginning	11 months 8 days
Weighted average contractual term, granted	4 years 7 months 6 days
Weighted average contractual term, Exercised	0 years
Weighted average contractual term, Canceled	0 years
Weighted average contractual term, ending	4 years
Weighted average contractual term, Vested and expected to vest	4 years
Weighted average contractual term, Exercisable	4 years
Weighted Average Exercise Price [Member]
Weighted average exercise price, beginning | $ / shares	$ 0.03
Weighted average exercise price, granted | $ / shares	0.1187
Weighted average exercise price, Exercised | $ / shares	0
Weighted average exercise price, Canceled | $ / shares	0
Weighted average exercise price, Ending | $ / shares	0.111
Weighted average exercise price, Vested and expected to vest | $ / shares	0.111
Weighted average exercise price, Exercisable | $ / shares	$ 0.111
Warrants [Member]
Outstanding, Beginning	8,848,333
Granted	50,968,828
Warrant Exercised	(4,305,000)
Canceled	0
Outstanding,Ending	55,512,161
Outstanding Vested and expected to vest	55,512,161
Outstanding Exercisable	55,512,161